Subsequent Events	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Notes to Financial Statements
NOTE 11 - Subsequent Events

Management has reviewed material events subsequent of the period ended February 28, 2018 and prior to the filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”.

On March 15, 2018 the Company received notification it has been awarded its first-ever advanced materials manufacturing Cooperative Research and Development Agreement (CRADA) from the U.S. Department of Energy (DOE) Office of Energy Efficiency and Renewable Energy’s (EERE) Advanced Manufacturing Office (AMO).

On March 13, 2018 the company Board of Directors appointed Mr. Harmel S. Rayat, company founder and longtime majority stockholder, as Chairman of its Board of Directors.

On March 3, 2018, a holder of our Series P Warrants exercised 500 warrants at an exercise price of $3.70 per share resulting in $1,850 to the Company and the issuance of 500 shares of common stock.

On April 13, 2018, a holder of our Series P Warrants exercised 1,000 warrants at an exercise price of $3.70 per share resulting in $3,700 to the Company and the issuance of 500 shares of common stock.

On April 13, 2018, an employee exercised 15,000 stock purchase options on a cashless basis resulting in the issuance of 5,112 shares of common stock.

Management has reviewed material events subsequent of the period ended August 31, 2016 and prior to the filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”.

On September 7, 2017, John Conklin, the Company’s President & CEO, exercised 100,000 stock purchase options on a cashless basis resulting in the issuance of 46,097 shares of common stock.

On September 7, 2017, two other employees exercised a total of 72,500 stock purchase options on a cashless basis resulting in the issuance of 33,151 shares of common stock.

On September 7, 2017, the Investor exercised their outstanding Series Q Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 189,940 shares of common stock.

On September 7, 2017, a third party exercised their outstanding Series Q Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 189,940 shares of common stock.

On September 11, 2017, the Company initiated and on September 29, 2017, completed a self-directed offering of 821,600 units at a price of $3.11 per unit for $2,555,176 in aggregate proceeds (the “September 2017 Private Placement”). The unit price was based on a 15% discount to the average of the 30 day closing price (last day being Friday September 8, 2017) of the Company’s common stock as reported on the OTCQB. Each unit consisted of one share of common stock and one Series S Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $3.42 per share through September 29, 2017. The warrants may be exercised on a cashless basis. The closing of the transactions contemplated by the subscription agreements occurred on September 29, 2017.

Subsequent to year end, holders of our Series O Warrants exercised 80,000 warrants at an exercise price of $3.10 per share resulting in $248,000 to the Company and the issuance of 80,000 shares of common stock.

On November 3, 2017, the Company entered into the Third Amendment to the 2013 Bridge Loan Agreement with the Investor pursuant to which the Company and the Investor amended the 2013 Note to extend the maturity date to December 31, 2019.

On November 3, 2017, the Company entered into the Third Amendment to the 2015 Bridge Loan Agreement with the Investor pursuant to which the Company and the Investor amended the March 2015 loan to extend the maturity date to December 31, 2019.

Pursuant to the Third Amendment to the 2013 Bridge Loan Agreement and the Third Amendment to the 2015 Bridge Loan Agreement, the rate of interest increased to 10.5% and the following warrants, held by the Investor, had their maturity date extended to December 31, 2022: a) Series M Warrant to purchase 246,000 shares; b) Series N Warrant to purchase 767,000 shares; c) Series P Warrant to purchase 213,500 shares; d) Series R Warrant to purchase 468,750; and e) Series S-A Warrant to purchase 300,000 shares. For additional information related to our warrants, please see “NOTE 6 – Common Stock and Warrants”.